UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________

Date of Report (Date of earliest event reported) _________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer: ________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001536850 (Bank of America Europe Designated Activity Company)

Taurus 2025-1 EU DAC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Andrew Horton, +44 020 7996 8499

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

KPMG LLP was engaged to perform an agreed upon procedures engagement. KPMG LLP’s Asset Agreed Upon Procedures Report containing its findings is attached as an Exhibit to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Bank of America Europe Designated Activity Company

(Depositor)

By:	/s/ Andrew Horton
Name:	Andrew Horton
Title:	Authorised Signatory

Date: February 7, 2025

EXHIBIT INDEX

Exhibit Number	Description

99.1	Independent Accountant’s Report on Applying Agreed Upon Procedures, dated January 29, 2025, of KPMG LLP.